SEGMENT REPORTING - Summary of Operating Segments (Income Statement) (Detail) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
Net Income from interest	$ 762,315,325	$ 901,345,969	$ 4,019,543,166	$ 2,306,171,783
Net fee Income	255,941,577	249,164,976	697,955,907	704,911,118
Net Income from Financial Instruments measured at fair value through Profit or Loss			534,429,568	537,901,260
Income from Derecognition of Assets Measured at Amortized Cost			167,681,666	72,375,959
Total	33,162,589	189,831,117	129,122,763	394,622,358
Other Operating Income			316,031,575	570,313,464
Insurance Business Result	27,279,648	14,696,726	57,375,047	56,874,101
Impairment Charge	(167,928,171)	(88,070,869)	(458,717,543)	(260,783,399)
Personnel Expenses	(151,906,859)	(153,189,871)	(512,387,595)	(464,173,556)
Administrative Expenses	(174,101,489)	(146,885,895)	(508,618,422)	(426,797,835)
Depreciation Expenses	(37,672,026)	(44,453,920)	(114,169,335)	(125,668,854)
Other Operating Expenses	(218,251,343)	(282,968,538)	(883,998,840)	(764,818,876)
Loss on Net Monetary Position	(382,069,015)	(815,337,062)	(1,976,507,788)	(1,879,249,913)
Operating Income	258,703,025	229,690,353	1,467,740,169	721,677,610
Share of Profit from Associates and Joint Ventures	(1,050,906)	(1,129,739)	(3,591,610)	(3,072,099)
Income before Taxes from Continuing Operations	257,652,119	228,560,614	1,464,148,559	718,605,511
Income Tax from Continuing Operations	(89,711,712)	(62,844,998)	(507,986,976)	(219,265,959)
Net Income from Continuing Operations	167,940,407	165,715,616	956,161,583	499,339,552
Net Income for The Period	167,940,407	165,715,616	956,161,583	499,339,552
Other Comprehensive Income (Loss)	17,117,098	(118,607)	17,185,283	981,950
Total Comprehensive Income Attributable to Parent Company's Owners	185,086,049	165,596,951	973,455,381	500,321,369
Total Comprehensive Income Attributable to Non-controlling Interests	$ (28,544)	$ 58	(108,515)	133
Operating segments | Bank
Disclosure of operating segments [line items]
Net Income from interest			3,250,541,796	1,911,519,794
Net fee Income			405,600,403	437,269,163
Net Income from Financial Instruments measured at fair value through Profit or Loss			382,712,042	386,655,904
Income from Derecognition of Assets Measured at Amortized Cost			146,815,190	72,682,961
Total			110,249,683	379,128,395
Other Operating Income			133,263,672	420,302,213
Insurance Business Result			0	0
Impairment Charge			(276,219,938)	(177,090,582)
Personnel Expenses			(354,709,137)	(326,466,613)
Administrative Expenses			(338,074,573)	(295,952,033)
Depreciation Expenses			(89,649,302)	(104,419,016)
Other Operating Expenses			(599,734,795)	(588,952,456)
Loss on Net Monetary Position			(1,603,504,674)	(1,508,692,103)
Operating Income			1,167,290,367	605,985,627
Share of Profit from Associates and Joint Ventures			(3,591,610)	(3,072,099)
Income before Taxes from Continuing Operations			1,163,698,757	602,913,528
Income Tax from Continuing Operations			(427,924,780)	(156,643,373)
Net Income from Continuing Operations			735,773,977	446,270,155
Net Income for The Period			735,773,977	446,270,155
Other Comprehensive Income (Loss)			17,505,543	0
Total Comprehensive Income Attributable to Parent Company's Owners			753,279,520	446,270,155
Total Comprehensive Income Attributable to Non-controlling Interests			0	0
Operating segments | Naranja X
Disclosure of operating segments [line items]
Net Income from interest			720,802,362	380,754,566
Net fee Income			304,602,472	277,972,910
Net Income from Financial Instruments measured at fair value through Profit or Loss			53,528,589	57,066,788
Income from Derecognition of Assets Measured at Amortized Cost			20,866,476	(321,219)
Total			6,080,516	(1,429,767)
Other Operating Income			70,361,419	59,858,403
Insurance Business Result			0	0
Impairment Charge			(182,394,347)	(83,711,450)
Personnel Expenses			(114,923,940)	(109,849,829)
Administrative Expenses			(134,325,484)	(112,172,850)
Depreciation Expenses			(19,253,741)	(17,866,162)
Other Operating Expenses			(173,857,405)	(151,109,985)
Loss on Net Monetary Position			(293,721,238)	(288,918,734)
Operating Income			257,765,679	10,272,671
Share of Profit from Associates and Joint Ventures			0	0
Income before Taxes from Continuing Operations			257,765,679	10,272,671
Income Tax from Continuing Operations			(68,384,867)	(13,588,470)
Net Income from Continuing Operations			189,380,812	(3,315,799)
Net Income for The Period			189,380,812	(3,315,799)
Other Comprehensive Income (Loss)			(740,661)	107,539
Total Comprehensive Income Attributable to Parent Company's Owners			188,640,151	(3,208,260)
Total Comprehensive Income Attributable to Non-controlling Interests			0	0
Operating segments | Insurance
Disclosure of operating segments [line items]
Net Income from interest			35,012,361	26,019,256
Net fee Income			0	0
Net Income from Financial Instruments measured at fair value through Profit or Loss			6,925,811	(3,947,844)
Income from Derecognition of Assets Measured at Amortized Cost			0	0
Total			9,150,804	252,698
Other Operating Income			13,972,591	12,411,828
Insurance Business Result			36,475,367	38,485,817
Impairment Charge			(103,258)	18,633
Personnel Expenses			(24,067,358)	(15,174,660)
Administrative Expenses			(21,160,292)	(8,421,570)
Depreciation Expenses			(3,988,969)	(2,254,503)
Other Operating Expenses			(78,495,145)	(5,760,047)
Loss on Net Monetary Position			(7,528,724)	(19,551,544)
Operating Income			(33,806,812)	22,078,064
Share of Profit from Associates and Joint Ventures			0	0
Income before Taxes from Continuing Operations			(33,806,812)	22,078,064
Income Tax from Continuing Operations			16,292,117	(11,360,635)
Net Income from Continuing Operations			(17,514,695)	10,717,429
Net Income for The Period			(17,514,695)	10,717,429
Other Comprehensive Income (Loss)			(112,690)	72,149
Total Comprehensive Income Attributable to Parent Company's Owners			(17,518,870)	10,789,445
Total Comprehensive Income Attributable to Non-controlling Interests			(108,515)	133
Operating segments | Other Businesses
Disclosure of operating segments [line items]
Net Income from interest			(2,202,884)	24,789
Net fee Income			4,584,493	3,965,870
Net Income from Financial Instruments measured at fair value through Profit or Loss			91,732,749	84,605,947
Income from Derecognition of Assets Measured at Amortized Cost			0	14,217
Total			3,641,760	16,671,032
Other Operating Income			109,520,647	84,102,423
Insurance Business Result			0
Impairment Charge			0	0
Personnel Expenses			(18,687,160)	(12,682,454)
Administrative Expenses			(15,401,651)	(11,111,196)
Depreciation Expenses			(1,277,323)	(1,129,173)
Other Operating Expenses			(31,921,622)	(19,048,056)
Loss on Net Monetary Position			(71,753,152)	(62,087,532)
Operating Income			68,235,857	83,325,867
Share of Profit from Associates and Joint Ventures			0	0
Income before Taxes from Continuing Operations			68,235,857	83,325,867
Income Tax from Continuing Operations			(27,969,446)	(37,673,481)
Net Income from Continuing Operations			40,266,411	45,652,386
Net Income for The Period			40,266,411	45,652,386
Other Comprehensive Income (Loss)			533,091	802,262
Total Comprehensive Income Attributable to Parent Company's Owners			40,799,502	46,454,648
Total Comprehensive Income Attributable to Non-controlling Interests			0	0
Segment Adjustments
Disclosure of operating segments [line items]
Net Income from interest			15,389,531	(12,146,622)
Net fee Income			(16,831,461)	(14,296,825)
Net Income from Financial Instruments measured at fair value through Profit or Loss			(469,623)	13,520,465
Income from Derecognition of Assets Measured at Amortized Cost			0	0
Total			0	0
Other Operating Income			(11,086,754)	(6,361,403)
Insurance Business Result			20,899,680	18,388,284
Impairment Charge			0	0
Personnel Expenses			0	0
Administrative Expenses			343,578	859,814
Depreciation Expenses			0	0
Other Operating Expenses			10,127	51,668
Loss on Net Monetary Position			0	0
Operating Income			8,255,078	15,381
Share of Profit from Associates and Joint Ventures			0	0
Income before Taxes from Continuing Operations			8,255,078	15,381
Income Tax from Continuing Operations			0	0
Net Income from Continuing Operations			8,255,078	15,381
Net Income for The Period			8,255,078	15,381
Other Comprehensive Income (Loss)			0	0
Total Comprehensive Income Attributable to Parent Company's Owners			8,255,078	15,381
Total Comprehensive Income Attributable to Non-controlling Interests			$ 0	$ 0